Lease - Schedule of Lease Payments as Revenue in Profit or Loss (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Lease Payments as Revenue in Profit or Loss [Abstract]
Operating lease income	$ 2,271,505